Employee benefits - Profit sharing program ("PLR") (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits
Amount of profit sharing program expense charged to cost of goods sold and services rendered and other operating expenses	$ 503	$ 780	$ 331